Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Recognition [Abstract]
Schedule of disaggregated by geographical region

	Year Ended December, 31
	2023	2022	2021
	(U.S. $ in thousands)
Americas
Systems	$108,998	$130,959	$124,311
Consumables	132,820	130,775	121,245
Service	147,952	153,694	142,767
Total Americas	389,770	415,428	388,323

EMEA
Systems	51,617	53,527	42,077
Consumables	75,468	61,703	61,192
Service	28,857	26,430	27,027
Total EMEA	155,942	141,660	130,296

Asia Pacific
Systems	27,031	40,106	33,110
Consumables	37,807	35,054	35,623
Service	17,048	19,235	19,867
Total Asia Pacific	81,886	94,395	88,600

Total Revenues	$627,598	$651,483	$607,219

Schedule of disaggregation of revenues

	Year Ended December, 31
	2023	2022	2021
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$433,741	$452,124	$417,557
Services	54,362	53,152	46,049
Total revenues recognized in point in time	488,103	505,276	463,606

Revenues recognized over time from:

Services	139,495	146,207	143,613
Total revenues recognized over time	139,495	146,207	143,613

Total Revenues	$627,598	$651,483	$607,219

Schedule of changes in deferred revenue

	December, 31
	2023	2022
	U.S. $ in thousands
Deferred revenue (*)	$76,265	$75,434